NET REVENUES	12 Months Ended
Dec. 31, 2015
NET REVENUES [Abstract]
NET REVENUES
8	NET REVENUES

Net revenues consist of the following:

	Year Ended December 31,
	2013	2014	2015
	US$	US$	US$
Tuition fee	92,927,773	135,932,251	188,641,628
Certification service fee	2,001,705	2,936,647	4,411,095
Others	897,862	467,433	182,310
Business taxes and surcharges	(2,993,680)	(3,132,314)	(4,045,503)

Total net revenues	92,833,660	136,204,017	189,189,530

Others mainly represent miscellaneous fees, including franchise fee and guarantee fee (see note 10(b)).